Non-Current Assets - Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Non-Current Assets - Property, Plant and Equipment, Net [Abstract]
Non-current assets - property, plant and equipment, net

Note 14. Non-current assets - property, plant and equipment, net

	Consolidated
	As of	As of
	December 31,	December 31,
	2024	2023
	$	$
Computer equipment - at cost	213,397	191,974
Less: Accumulated depreciation	(185,724)	(171,530)
	27,673	20,444

Office furniture & equipment - at cost	89,175	87,440
Less: Accumulated depreciation	(40,910)	(34,424)
	48,265	53,016

Machinery & equipment - at cost	59,582	58,367
Less: Accumulated depreciation	(54,100)	(51,280)
	5,482	7,087
	81,420	80,547

Reconciliations

Reconciliations of the values at the beginning and end of the current and previous financial year are set out below:

	Computer	Office furniture &	Machinery &
	equipment	equipment	equipment	Total
Consolidated	$	$	$	$
Balance at January 1, 2023	22,990	60,740	8,579	92,309
Additions	9,945	714	2,101	12,760
Depreciation expense	(11,693)	(6,606)	(3,242)	(21,541)
Translation adjustments	(798)	(1,832)	(351)	(2,981)

Balance at December 31, 2023	20,444	53,016	7,087	80,547
Additions	22,966	2,343	1,617	26,926
Depreciation expense	(15,295)	(6,657)	(3,141)	(25,093)
Translation adjustments	(442)	(437)	(81)	(960)

Balance at December 31, 2024	27,673	48,265	5,482	81,420

Accounting policy for property, plant and equipment

Plant and equipment are stated at historical cost less accumulated depreciation and impairment. Historical cost includes expenditure that is directly attributable to the acquisition of the items.

Depreciation is calculated on a straight-line basis to write off the net cost of each item of property, plant and equipment (excluding land) over their expected useful lives as follows:

Computer equipment	3 years
Machinery and equipment	6-7 years
Office furniture and equipment	10-14 years

The residual values, useful lives and depreciation methods are reviewed, and adjusted if appropriate, at each reporting date.

An item of property, plant and equipment is derecognised upon disposal or when there is no future economic benefit to the Company. Gains and losses between the carrying amount and the disposal proceeds are taken to profit or loss.